Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc. 10
Entity Central Index Key	0001035018
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class A
Trading Symbol	SPQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class A	$126	1.15%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
Overall stock selection, especially in the information technology, health care, and energy sectors, bolstered the Fund’s performance relative to the Index.
■
On the negative side, the Fund’s sector allocation in aggregate, especially an underweight to the information technology sector and overweights to the energy and real estate sectors, detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	12.17%	11.90%	8.12%
Class A without sales charges	18.70%	13.18%	8.74%
MSCI ACWI Index (ND)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 752,519,853
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 5,304,280
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 752,519,853
Number of fund holdings	51
Total advisory fees paid for the year	$ 5,304,280
Portfolio turnover rate for the year	5%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Insurance	12.9%
Oil, Gas & Consumable Fuels	9.8%
Semiconductors & Semiconductor Equipment	9.2%
Electric Utilities	6.2%
Biotechnology	6.1%
Banks	5.1%
Pharmaceuticals	4.5%
Multi-Utilities	4.5%
Technology Hardware, Storage & Peripherals	3.7%
Machinery	3.5%
Industrial REITs	3.2%
Diversified Telecommunication Services	3.0%
Electronic Equipment, Instruments & Components	2.8%
Consumer Staples Distribution & Retail	2.7%
Ground Transportation	2.2%
IT Services	2.2%
Specialized REITs	2.1%
Automobile Components	2.0%
Software	1.8%
Industry Classification	% of Net Assets
Construction & Engineering	1.5%
Personal Care Products	1.5%
Commercial Services & Supplies	1.3%
Hotels, Restaurants & Leisure	1.3%
Chemicals	1.2%
Transportation Infrastructure	1.0%
Electrical Equipment	0.8%
Beverages	0.8%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Household Products	0.6%
Residential REITs	0.6%
Others*	0.4%
99.2%
Other assets in excess of liabilities	0.8%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class C
Trading Symbol	AGOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class C	$231	2.12%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
Overall stock selection, especially in the information technology, health care, and energy sectors, bolstered the Fund’s performance relative to the Index.
■
On the negative side, the Fund’s sector allocation in aggregate, especially an underweight to the information technology sector and overweights to the energy and real estate sectors, detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	16.51%	12.21%	7.87%
Class C without sales charges	17.51%	12.21%	7.87%
MSCI ACWI Index (ND)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 752,519,853
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 5,304,280
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 752,519,853
Number of fund holdings	51
Total advisory fees paid for the year	$ 5,304,280
Portfolio turnover rate for the year	5%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Insurance	12.9%
Oil, Gas & Consumable Fuels	9.8%
Semiconductors & Semiconductor Equipment	9.2%
Electric Utilities	6.2%
Biotechnology	6.1%
Banks	5.1%
Pharmaceuticals	4.5%
Multi-Utilities	4.5%
Technology Hardware, Storage & Peripherals	3.7%
Machinery	3.5%
Industrial REITs	3.2%
Diversified Telecommunication Services	3.0%
Electronic Equipment, Instruments & Components	2.8%
Consumer Staples Distribution & Retail	2.7%
Ground Transportation	2.2%
IT Services	2.2%
Specialized REITs	2.1%
Automobile Components	2.0%
Software	1.8%
Industry Classification	% of Net Assets
Construction & Engineering	1.5%
Personal Care Products	1.5%
Commercial Services & Supplies	1.3%
Hotels, Restaurants & Leisure	1.3%
Chemicals	1.2%
Transportation Infrastructure	1.0%
Electrical Equipment	0.8%
Beverages	0.8%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Household Products	0.6%
Residential REITs	0.6%
Others*	0.4%
99.2%
Other assets in excess of liabilities	0.8%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class R
Trading Symbol	PJERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class R	$160	1.47%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
Overall stock selection, especially in the information technology, health care, and energy sectors, bolstered the Fund’s performance relative to the Index.
■
On the negative side, the Fund’s sector allocation in aggregate, especially an underweight to the information technology sector and overweights to the energy and real estate sectors, detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	18.32%	12.83%	8.41%
MSCI ACWI Index (ND)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 752,519,853
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 5,304,280
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 752,519,853
Number of fund holdings	51
Total advisory fees paid for the year	$ 5,304,280
Portfolio turnover rate for the year	5%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Insurance	12.9%
Oil, Gas & Consumable Fuels	9.8%
Semiconductors & Semiconductor Equipment	9.2%
Electric Utilities	6.2%
Biotechnology	6.1%
Banks	5.1%
Pharmaceuticals	4.5%
Multi-Utilities	4.5%
Technology Hardware, Storage & Peripherals	3.7%
Machinery	3.5%
Industrial REITs	3.2%
Diversified Telecommunication Services	3.0%
Electronic Equipment, Instruments & Components	2.8%
Consumer Staples Distribution & Retail	2.7%
Ground Transportation	2.2%
IT Services	2.2%
Specialized REITs	2.1%
Automobile Components	2.0%
Software	1.8%
Industry Classification	% of Net Assets
Construction & Engineering	1.5%
Personal Care Products	1.5%
Commercial Services & Supplies	1.3%
Hotels, Restaurants & Leisure	1.3%
Chemicals	1.2%
Transportation Infrastructure	1.0%
Electrical Equipment	0.8%
Beverages	0.8%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Household Products	0.6%
Residential REITs	0.6%
Others*	0.4%
99.2%
Other assets in excess of liabilities	0.8%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class Z
Trading Symbol	JDEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class Z	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
Overall stock selection, especially in the information technology, health care, and energy sectors, bolstered the Fund’s performance relative to the Index.
■
On the negative side, the Fund’s sector allocation in aggregate, especially an underweight to the information technology sector and overweights to the energy and real estate sectors, detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	19.03%	13.49%	9.03%
MSCI ACWI Index (ND)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 752,519,853
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 5,304,280
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 752,519,853
Number of fund holdings	51
Total advisory fees paid for the year	$ 5,304,280
Portfolio turnover rate for the year	5%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Insurance	12.9%
Oil, Gas & Consumable Fuels	9.8%
Semiconductors & Semiconductor Equipment	9.2%
Electric Utilities	6.2%
Biotechnology	6.1%
Banks	5.1%
Pharmaceuticals	4.5%
Multi-Utilities	4.5%
Technology Hardware, Storage & Peripherals	3.7%
Machinery	3.5%
Industrial REITs	3.2%
Diversified Telecommunication Services	3.0%
Electronic Equipment, Instruments & Components	2.8%
Consumer Staples Distribution & Retail	2.7%
Ground Transportation	2.2%
IT Services	2.2%
Specialized REITs	2.1%
Automobile Components	2.0%
Software	1.8%
Industry Classification	% of Net Assets
Construction & Engineering	1.5%
Personal Care Products	1.5%
Commercial Services & Supplies	1.3%
Hotels, Restaurants & Leisure	1.3%
Chemicals	1.2%
Transportation Infrastructure	1.0%
Electrical Equipment	0.8%
Beverages	0.8%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Household Products	0.6%
Residential REITs	0.6%
Others*	0.4%
99.2%
Other assets in excess of liabilities	0.8%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class R6
Trading Symbol	PJIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class R6	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities advanced during the reporting period, as measured by the MSCI ACWI Index (ND) (the “Index”), modestly outpacing US equities, as measured by the S&P 500 Index, with all regions posting solid returns. Market action was supported by enthusiasm regarding artificial intelligence (AI) investment, resilient corporate earnings, increased defense and infrastructure spending in Europe (especially
Germany), and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted.
■
Overall stock selection, especially in the information technology, health care, and energy sectors, bolstered the Fund’s performance relative to the Index.
■
On the negative side, the Fund’s sector allocation in aggregate, especially an underweight to the information technology sector and overweights to the energy and real estate sectors, detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	19.16%	13.57%	9.12%
MSCI ACWI Index (ND)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 752,519,853
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 5,304,280
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 752,519,853
Number of fund holdings	51
Total advisory fees paid for the year	$ 5,304,280
Portfolio turnover rate for the year	5%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Insurance	12.9%
Oil, Gas & Consumable Fuels	9.8%
Semiconductors & Semiconductor Equipment	9.2%
Electric Utilities	6.2%
Biotechnology	6.1%
Banks	5.1%
Pharmaceuticals	4.5%
Multi-Utilities	4.5%
Technology Hardware, Storage & Peripherals	3.7%
Machinery	3.5%
Industrial REITs	3.2%
Diversified Telecommunication Services	3.0%
Electronic Equipment, Instruments & Components	2.8%
Consumer Staples Distribution & Retail	2.7%
Ground Transportation	2.2%
IT Services	2.2%
Specialized REITs	2.1%
Automobile Components	2.0%
Software	1.8%
Industry Classification	% of Net Assets
Construction & Engineering	1.5%
Personal Care Products	1.5%
Commercial Services & Supplies	1.3%
Hotels, Restaurants & Leisure	1.3%
Chemicals	1.2%
Transportation Infrastructure	1.0%
Electrical Equipment	0.8%
Beverages	0.8%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Household Products	0.6%
Residential REITs	0.6%
Others*	0.4%
99.2%
Other assets in excess of liabilities	0.8%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	SPRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class A	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets continued to reach new highs, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap and small-cap counterparts, while growth significantly outperformed value.
■
The Fund’s focus on stocks with low valuations and attractive business prospects bolstered performance relative to the Russell Midcap Value
Index (the “Index”) in several sectors, most notably in materials, industrials, real estate, and health care. Outperformance in the materials sector was driven by an underweight in containers & packaging and selection in chemicals. In the industrials sector, the Fund’s positioning in professional services and construction & engineering added to relative returns. An underweight in the real estate sector and positioning in the health care sector—specifically among the biotechnology and health care equipment & supplies sectors—also enhanced returns.
■
The most significant detractors from relative performance relative to the Index came from the financials sector, due to underweight positioning in one retail brokerage firm that rallied over 500% during the reporting period, and from the information technology (IT) sector, due to positioning in IT services and software.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	2.60%	14.22%	6.09%
Class A without sales charges	8.57%	15.52%	6.69%
S&P 500 Index*	21.45%	17.64%	14.64%
Russell Midcap Value Index	7.86%	13.23%	9.20%
S&P MidCap 400 Index	6.38%	13.02%	10.17%
Russell Midcap Index	10.79%	12.33%	10.63%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 163,315,602
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 953,241
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 163,315,602
Number of fund holdings	250
Total advisory fees paid for the year	$ 953,241
Portfolio turnover rate for the year	111%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Insurance	6.7%
Machinery	5.3%
Capital Markets	5.3%
Oil, Gas & Consumable Fuels	4.4%
Electronic Equipment, Instruments & Components	4.3%
Software	3.5%
Biotechnology	3.5%
Health Care Providers & Services	3.0%
Food Products	2.9%
Electric Utilities	2.9%
Life Sciences Tools & Services	2.8%
Multi-Utilities	2.8%
Retail REITs	2.6%
IT Services	2.5%
Consumer Staples Distribution & Retail	2.5%
Electrical Equipment	2.4%
Real Estate Management & Development	2.4%
Construction & Engineering	2.2%
Metals & Mining	2.2%
Media	2.0%
Chemicals	1.9%
Specialty Retail	1.8%
Semiconductors & Semiconductor Equipment	1.8%
Financial Services	1.8%
Hotels, Restaurants & Leisure	1.8%
Aerospace & Defense	1.7%
Health Care Equipment & Supplies	1.6%
Passenger Airlines	1.6%
Industry Classification	% of Net Assets
Specialized REITs	1.6%
Trading Companies & Distributors	1.5%
Building Products	1.5%
Automobile Components	1.4%
Technology Hardware, Storage & Peripherals	1.4%
Pharmaceuticals	1.4%
Banks	1.2%
Professional Services	1.1%
Consumer Finance	1.1%
Gas Utilities	0.9%
Broadline Retail	0.9%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	0.9%
Communications Equipment	0.8%
Household Durables	0.7%
Energy Equipment & Services	0.6%
Diversified Consumer Services	0.6%
Hotel & Resort REITs	0.6%
Commercial Services & Supplies	0.5%
Residential REITs	0.5%
Automobiles	0.5%
Others*	1.0%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class C
Trading Symbol	NCBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class C	$203	1.95%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets continued to reach new highs, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap and small-cap counterparts, while growth significantly outperformed value.
■
The Fund’s focus on stocks with low valuations and attractive business prospects bolstered performance relative to the Russell Midcap Value
Index (the “Index”) in several sectors, most notably in materials, industrials, real estate, and health care. Outperformance in the materials sector was driven by an underweight in containers & packaging and selection in chemicals. In the industrials sector, the Fund’s positioning in professional services and construction & engineering added to relative returns. An underweight in the real estate sector and positioning in the health care sector—specifically among the biotechnology and health care equipment & supplies sectors—also enhanced returns.
■
The most significant detractors from relative performance relative to the Index came from the financials sector, due to underweight positioning in one retail brokerage firm that rallied over 500% during the reporting period, and from the information technology (IT) sector, due to positioning in IT services and software.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	6.71%	14.58%	5.85%
Class C without sales charges	7.71%	14.58%	5.85%
S&P 500 Index*	21.45%	17.64%	14.64%
Russell Midcap Value Index	7.86%	13.23%	9.20%
S&P MidCap 400 Index	6.38%	13.02%	10.17%
Russell Midcap Index	10.79%	12.33%	10.63%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 163,315,602
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 953,241
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 163,315,602
Number of fund holdings	250
Total advisory fees paid for the year	$ 953,241
Portfolio turnover rate for the year	111%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Insurance	6.7%
Machinery	5.3%
Capital Markets	5.3%
Oil, Gas & Consumable Fuels	4.4%
Electronic Equipment, Instruments & Components	4.3%
Software	3.5%
Biotechnology	3.5%
Health Care Providers & Services	3.0%
Food Products	2.9%
Electric Utilities	2.9%
Life Sciences Tools & Services	2.8%
Multi-Utilities	2.8%
Retail REITs	2.6%
IT Services	2.5%
Consumer Staples Distribution & Retail	2.5%
Electrical Equipment	2.4%
Real Estate Management & Development	2.4%
Construction & Engineering	2.2%
Metals & Mining	2.2%
Media	2.0%
Chemicals	1.9%
Specialty Retail	1.8%
Semiconductors & Semiconductor Equipment	1.8%
Financial Services	1.8%
Hotels, Restaurants & Leisure	1.8%
Aerospace & Defense	1.7%
Health Care Equipment & Supplies	1.6%
Passenger Airlines	1.6%
Industry Classification	% of Net Assets
Specialized REITs	1.6%
Trading Companies & Distributors	1.5%
Building Products	1.5%
Automobile Components	1.4%
Technology Hardware, Storage & Peripherals	1.4%
Pharmaceuticals	1.4%
Banks	1.2%
Professional Services	1.1%
Consumer Finance	1.1%
Gas Utilities	0.9%
Broadline Retail	0.9%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	0.9%
Communications Equipment	0.8%
Household Durables	0.7%
Energy Equipment & Services	0.6%
Diversified Consumer Services	0.6%
Hotel & Resort REITs	0.6%
Commercial Services & Supplies	0.5%
Residential REITs	0.5%
Automobiles	0.5%
Others*	1.0%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class R
Trading Symbol	SDVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R	$151	1.45%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets continued to reach new highs, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap and small-cap counterparts, while growth significantly outperformed value.
■
The Fund’s focus on stocks with low valuations and attractive business prospects bolstered performance relative to the Russell Midcap Value
Index (the “Index”) in several sectors, most notably in materials, industrials, real estate, and health care. Outperformance in the materials sector was driven by an underweight in containers & packaging and selection in chemicals. In the industrials sector, the Fund’s positioning in professional services and construction & engineering added to relative returns. An underweight in the real estate sector and positioning in the health care sector—specifically among the biotechnology and health care equipment & supplies sectors—also enhanced returns.
■
The most significant detractors from relative performance relative to the Index came from the financials sector, due to underweight positioning in one retail brokerage firm that rallied over 500% during the reporting period, and from the information technology (IT) sector, due to positioning in IT services and software.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	8.21%	15.14%	6.38%
S&P 500 Index*	21.45%	17.64%	14.64%
Russell Midcap Value Index	7.86%	13.23%	9.20%
S&P MidCap 400 Index	6.38%	13.02%	10.17%
Russell Midcap Index	10.79%	12.33%	10.63%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 163,315,602
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 953,241
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 163,315,602
Number of fund holdings	250
Total advisory fees paid for the year	$ 953,241
Portfolio turnover rate for the year	111%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10/31/2025?

Industry Classification	% of Net Assets
Insurance	6.7%
Machinery	5.3%
Capital Markets	5.3%
Oil, Gas & Consumable Fuels	4.4%
Electronic Equipment, Instruments & Components	4.3%
Software	3.5%
Biotechnology	3.5%
Health Care Providers & Services	3.0%
Food Products	2.9%
Electric Utilities	2.9%
Life Sciences Tools & Services	2.8%
Multi-Utilities	2.8%
Retail REITs	2.6%
IT Services	2.5%
Consumer Staples Distribution & Retail	2.5%
Electrical Equipment	2.4%
Real Estate Management & Development	2.4%
Construction & Engineering	2.2%
Metals & Mining	2.2%
Media	2.0%
Chemicals	1.9%
Specialty Retail	1.8%
Semiconductors & Semiconductor Equipment	1.8%
Financial Services	1.8%
Hotels, Restaurants & Leisure	1.8%
Aerospace & Defense	1.7%
Health Care Equipment & Supplies	1.6%
Passenger Airlines	1.6%
Industry Classification	% of Net Assets
Specialized REITs	1.6%
Trading Companies & Distributors	1.5%
Building Products	1.5%
Automobile Components	1.4%
Technology Hardware, Storage & Peripherals	1.4%
Pharmaceuticals	1.4%
Banks	1.2%
Professional Services	1.1%
Consumer Finance	1.1%
Gas Utilities	0.9%
Broadline Retail	0.9%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	0.9%
Communications Equipment	0.8%
Household Durables	0.7%
Energy Equipment & Services	0.6%
Diversified Consumer Services	0.6%
Hotel & Resort REITs	0.6%
Commercial Services & Supplies	0.5%
Residential REITs	0.5%
Automobiles	0.5%
Others*	1.0%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class Z
Trading Symbol	SPVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class Z	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets continued to reach new highs, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap and small-cap counterparts, while growth significantly outperformed value.
■
The Fund’s focus on stocks with low valuations and attractive business prospects bolstered performance relative to the Russell Midcap Value
Index (the “Index”) in several sectors, most notably in materials, industrials, real estate, and health care. Outperformance in the materials sector was driven by an underweight in containers & packaging and selection in chemicals. In the industrials sector, the Fund’s positioning in professional services and construction & engineering added to relative returns. An underweight in the real estate sector and positioning in the health care sector—specifically among the biotechnology and health care equipment & supplies sectors—also enhanced returns.
■
The most significant detractors from relative performance relative to the Index came from the financials sector, due to underweight positioning in one retail brokerage firm that rallied over 500% during the reporting period, and from the information technology (IT) sector, due to positioning in IT services and software.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	8.82%	15.80%	6.97%
S&P 500 Index*	21.45%	17.64%	14.64%
Russell Midcap Value Index	7.86%	13.23%	9.20%
S&P MidCap 400 Index	6.38%	13.02%	10.17%
Russell Midcap Index	10.79%	12.33%	10.63%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 163,315,602
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 953,241
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 163,315,602
Number of fund holdings	250
Total advisory fees paid for the year	$ 953,241
Portfolio turnover rate for the year	111%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10/31/2025?

Industry Classification	% of Net Assets
Insurance	6.7%
Machinery	5.3%
Capital Markets	5.3%
Oil, Gas & Consumable Fuels	4.4%
Electronic Equipment, Instruments & Components	4.3%
Software	3.5%
Biotechnology	3.5%
Health Care Providers & Services	3.0%
Food Products	2.9%
Electric Utilities	2.9%
Life Sciences Tools & Services	2.8%
Multi-Utilities	2.8%
Retail REITs	2.6%
IT Services	2.5%
Consumer Staples Distribution & Retail	2.5%
Electrical Equipment	2.4%
Real Estate Management & Development	2.4%
Construction & Engineering	2.2%
Metals & Mining	2.2%
Media	2.0%
Chemicals	1.9%
Specialty Retail	1.8%
Semiconductors & Semiconductor Equipment	1.8%
Financial Services	1.8%
Hotels, Restaurants & Leisure	1.8%
Aerospace & Defense	1.7%
Health Care Equipment & Supplies	1.6%
Passenger Airlines	1.6%
Industry Classification	% of Net Assets
Specialized REITs	1.6%
Trading Companies & Distributors	1.5%
Building Products	1.5%
Automobile Components	1.4%
Technology Hardware, Storage & Peripherals	1.4%
Pharmaceuticals	1.4%
Banks	1.2%
Professional Services	1.1%
Consumer Finance	1.1%
Gas Utilities	0.9%
Broadline Retail	0.9%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	0.9%
Communications Equipment	0.8%
Household Durables	0.7%
Energy Equipment & Services	0.6%
Diversified Consumer Services	0.6%
Hotel & Resort REITs	0.6%
Commercial Services & Supplies	0.5%
Residential REITs	0.5%
Automobiles	0.5%
Others*	1.0%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class R2
Trading Symbol	PMVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R2	$128	1.23%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets continued to reach new highs, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap and small-cap counterparts, while growth significantly outperformed value.
■
The Fund’s focus on stocks with low valuations and attractive business prospects bolstered performance relative to the Russell Midcap Value
Index (the “Index”) in several sectors, most notably in materials, industrials, real estate, and health care. Outperformance in the materials sector was driven by an underweight in containers & packaging and selection in chemicals. In the industrials sector, the Fund’s positioning in professional services and construction & engineering added to relative returns. An underweight in the real estate sector and positioning in the health care sector—specifically among the biotechnology and health care equipment & supplies sectors—also enhanced returns.
■
The most significant detractors from relative performance relative to the Index came from the financials sector, due to underweight positioning in one retail brokerage firm that rallied over 500% during the reporting period, and from the information technology (IT) sector, due to positioning in IT services and software.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	8.47%	15.41%	4.84% ( 12/28/2017 )
S&P 500 Index*	21.45%	17.64%	14.61%
Russell Midcap Value Index	7.86%	13.23%	7.98%
S&P MidCap 400 Index	6.38%	13.02%	8.77%
Russell Midcap Index	10.79%	12.33%	9.84%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 163,315,602
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 953,241
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 163,315,602
Number of fund holdings	250
Total advisory fees paid for the year	$ 953,241
Portfolio turnover rate for the year	111%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Insurance	6.7%
Machinery	5.3%
Capital Markets	5.3%
Oil, Gas & Consumable Fuels	4.4%
Electronic Equipment, Instruments & Components	4.3%
Software	3.5%
Biotechnology	3.5%
Health Care Providers & Services	3.0%
Food Products	2.9%
Electric Utilities	2.9%
Life Sciences Tools & Services	2.8%
Multi-Utilities	2.8%
Retail REITs	2.6%
IT Services	2.5%
Consumer Staples Distribution & Retail	2.5%
Electrical Equipment	2.4%
Real Estate Management & Development	2.4%
Construction & Engineering	2.2%
Metals & Mining	2.2%
Media	2.0%
Chemicals	1.9%
Specialty Retail	1.8%
Semiconductors & Semiconductor Equipment	1.8%
Financial Services	1.8%
Hotels, Restaurants & Leisure	1.8%
Aerospace & Defense	1.7%
Health Care Equipment & Supplies	1.6%
Passenger Airlines	1.6%
Industry Classification	% of Net Assets
Specialized REITs	1.6%
Trading Companies & Distributors	1.5%
Building Products	1.5%
Automobile Components	1.4%
Technology Hardware, Storage & Peripherals	1.4%
Pharmaceuticals	1.4%
Banks	1.2%
Professional Services	1.1%
Consumer Finance	1.1%
Gas Utilities	0.9%
Broadline Retail	0.9%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	0.9%
Communications Equipment	0.8%
Household Durables	0.7%
Energy Equipment & Services	0.6%
Diversified Consumer Services	0.6%
Hotel & Resort REITs	0.6%
Commercial Services & Supplies	0.5%
Residential REITs	0.5%
Automobiles	0.5%
Others*	1.0%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class R4
Trading Symbol	PMVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R4	$102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets continued to reach new highs, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap and small-cap counterparts, while growth significantly outperformed value.
■
The Fund’s focus on stocks with low valuations and attractive business prospects bolstered performance relative to the Russell Midcap Value
Index (the “Index”) in several sectors, most notably in materials, industrials, real estate, and health care. Outperformance in the materials sector was driven by an underweight in containers & packaging and selection in chemicals. In the industrials sector, the Fund’s positioning in professional services and construction & engineering added to relative returns. An underweight in the real estate sector and positioning in the health care sector—specifically among the biotechnology and health care equipment & supplies sectors—also enhanced returns.
■
The most significant detractors from relative performance relative to the Index came from the financials sector, due to underweight positioning in one retail brokerage firm that rallied over 500% during the reporting period, and from the information technology (IT) sector, due to positioning in IT services and software.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	8.72%	15.69%	5.10% (12/28/2017)
S&P 500 Index*	21.45%	17.64%	14.61%
Russell Midcap Value Index	7.86%	13.23%	7.98%
S&P MidCap 400 Index	6.38%	13.02%	8.77%
Russell Midcap Index	10.79%	12.33%	9.84%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 163,315,602
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 953,241
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 163,315,602
Number of fund holdings	250
Total advisory fees paid for the year	$ 953,241
Portfolio turnover rate for the year	111%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Insurance	6.7%
Machinery	5.3%
Capital Markets	5.3%
Oil, Gas & Consumable Fuels	4.4%
Electronic Equipment, Instruments & Components	4.3%
Software	3.5%
Biotechnology	3.5%
Health Care Providers & Services	3.0%
Food Products	2.9%
Electric Utilities	2.9%
Life Sciences Tools & Services	2.8%
Multi-Utilities	2.8%
Retail REITs	2.6%
IT Services	2.5%
Consumer Staples Distribution & Retail	2.5%
Electrical Equipment	2.4%
Real Estate Management & Development	2.4%
Construction & Engineering	2.2%
Metals & Mining	2.2%
Media	2.0%
Chemicals	1.9%
Specialty Retail	1.8%
Semiconductors & Semiconductor Equipment	1.8%
Financial Services	1.8%
Hotels, Restaurants & Leisure	1.8%
Aerospace & Defense	1.7%
Health Care Equipment & Supplies	1.6%
Passenger Airlines	1.6%
Industry Classification	% of Net Assets
Specialized REITs	1.6%
Trading Companies & Distributors	1.5%
Building Products	1.5%
Automobile Components	1.4%
Technology Hardware, Storage & Peripherals	1.4%
Pharmaceuticals	1.4%
Banks	1.2%
Professional Services	1.1%
Consumer Finance	1.1%
Gas Utilities	0.9%
Broadline Retail	0.9%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	0.9%
Communications Equipment	0.8%
Household Durables	0.7%
Energy Equipment & Services	0.6%
Diversified Consumer Services	0.6%
Hotel & Resort REITs	0.6%
Commercial Services & Supplies	0.5%
Residential REITs	0.5%
Automobiles	0.5%
Others*	1.0%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	PMVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R6	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets continued to reach new highs, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap and small-cap counterparts, while growth significantly outperformed value.
■
The Fund’s focus on stocks with low valuations and attractive business prospects bolstered performance relative to the Russell Midcap Value
Index (the “Index”) in several sectors, most notably in materials, industrials, real estate, and health care. Outperformance in the materials sector was driven by an underweight in containers & packaging and selection in chemicals. In the industrials sector, the Fund’s positioning in professional services and construction & engineering added to relative returns. An underweight in the real estate sector and positioning in the health care sector—specifically among the biotechnology and health care equipment & supplies sectors—also enhanced returns.
■
The most significant detractors from relative performance relative to the Index came from the financials sector, due to underweight positioning in one retail brokerage firm that rallied over 500% during the reporting period, and from the information technology (IT) sector, due to positioning in IT services and software.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	9.00%	15.99%	7.12%
S&P 500 Index*	21.45%	17.64%	14.64%
Russell Midcap Value Index	7.86%	13.23%	9.20%
S&P MidCap 400 Index	6.38%	13.02%	10.17%
Russell Midcap Index	10.79%	12.33%	10.63%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 163,315,602
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 953,241
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 163,315,602
Number of fund holdings	250
Total advisory fees paid for the year	$ 953,241
Portfolio turnover rate for the year	111%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Insurance	6.7%
Machinery	5.3%
Capital Markets	5.3%
Oil, Gas & Consumable Fuels	4.4%
Electronic Equipment, Instruments & Components	4.3%
Software	3.5%
Biotechnology	3.5%
Health Care Providers & Services	3.0%
Food Products	2.9%
Electric Utilities	2.9%
Life Sciences Tools & Services	2.8%
Multi-Utilities	2.8%
Retail REITs	2.6%
IT Services	2.5%
Consumer Staples Distribution & Retail	2.5%
Electrical Equipment	2.4%
Real Estate Management & Development	2.4%
Construction & Engineering	2.2%
Metals & Mining	2.2%
Media	2.0%
Chemicals	1.9%
Specialty Retail	1.8%
Semiconductors & Semiconductor Equipment	1.8%
Financial Services	1.8%
Hotels, Restaurants & Leisure	1.8%
Aerospace & Defense	1.7%
Health Care Equipment & Supplies	1.6%
Passenger Airlines	1.6%
Industry Classification	% of Net Assets
Specialized REITs	1.6%
Trading Companies & Distributors	1.5%
Building Products	1.5%
Automobile Components	1.4%
Technology Hardware, Storage & Peripherals	1.4%
Pharmaceuticals	1.4%
Banks	1.2%
Professional Services	1.1%
Consumer Finance	1.1%
Gas Utilities	0.9%
Broadline Retail	0.9%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	0.9%
Communications Equipment	0.8%
Household Durables	0.7%
Energy Equipment & Services	0.6%
Diversified Consumer Services	0.6%
Hotel & Resort REITs	0.6%
Commercial Services & Supplies	0.5%
Residential REITs	0.5%
Automobiles	0.5%
Others*	1.0%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets